RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jul. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related party cost			$ 32,000	$ 191,000	$ 621,000	$ 360,000
Due to officer			$ 33,900
Sanovas Ophthalmology LLC [Member]
Value of shares issuance to offset due amounts	$ 390,358	$ 358,126